Credit Facilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Credit Facilities
21.	Credit Facilities

21.1.	Sustainability-Linked Revolving Credit Facility
On July 18, 2022, the term of the Company’s undrawn $2 billion revolving term loan (“Revolving Facility”) was extended by an additional year, with the facility now maturing on July 18, 2027.
The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to

3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at December 31, 2022.
At the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i) the Secured Overnight Financing Rate (“SOFR”) plus 1.10% to 2.30%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.00% to 1.05%. Under both options, the interest rate shall not be less than 0%. In connection with the extension, the interest rate paid on drawn amounts will be adjusted by up to +/- 0.05% based upon the Company’s performance in three sustainability-related areas including climate change, diversity and overall performance in sustainability. During the year ended December 31, 2022 and December 31, 2021, the stand-by
fee rate was 0.20%.
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes. In connection with the Revolving Facility, there is $6 million unamortized debt issue costs which have been recorded as a long-term asset under the classification Other (see Note 29).

21.2.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31

(in thousands)	2022	2021

Current portion	$818	$813

Long-term portion	1,152	2,060

Total lease liabilities	$1,970	$2,873
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	December 31 2022

Not later than 1 year	$870

Later than 1 year and not later than 5 years	1,182

Later than 5 years	-

Total lease liabilities	$2,052

21.3.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2022	2021

Interest Expense During Period

Average principal outstanding during period		$-	$19,506

Average effective interest rate during period	21.1	n.a.	1.17%

Total interest expense incurred during period		$-	$229

Costs related to undrawn credit facilities	21.1	5,262	5,313

Interest expense - lease liabilities	21.2	91	123

Letters of guarantee	5.3	233	152

Total finance costs		$5,586	$5,817